Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

The Company evaluated subsequent events occurring after 31 December 2025 through the date these financial statements were authorized for issuance. The following material non-recognized subsequent events were identified. These events did not provide evidence of conditions that existed as of 31 December 2025 and therefore no adjustments have been made to the financial statements.

Changes in Executive Leadership

Appointment of Chief Financial Officer (effective 5 January 2026)

Following the expiry of the term of Neil Woodman on 31 December 2025, the Board appointed Maria Magdalena Gonzalez as Chief Financial Officer, effective 5 January 2026, replacing Mr. Woodman.

Subsequent CFO Transition

After her appointment, Ms. Gonzalez stepped down from the CFO role for personal reasons. The Company announced that Mr. Raju Datla, a senior finance executive with over 20 years’ experience in corporate finance, capital markets and strategic transactions, assumed the role of Chief Financial Officer. This leadership transition aligns the finance function with the Company’s capital-raising strategy and long-term operational plans.

Equity Line of Credit (“ELOC”) and Convertible Note Financing

On 5 February 2026, the Company entered into a Term Sheet with 3i Management LLC and its investor affiliates for (i) an Equity Line of Credit (“ELOC”) and (ii) Senior Convertible Notes. These agreements were executed after the reporting date and did not exist as of 31 December 2025. Key terms include the following:

Equity Line of Credit (ELOC)

●	Aggregate commitment of up to $30,000,000 in ordinary shares over a 24-month term.

●	Forward purchase price: 97% of lowest VWAP in 3-day period after notice.

●	Backward purchase price: 90% of lowest daily price during 5-day look-back.

●	Beneficial ownership limit of 4.99%, with option to increase to 9.99%.

●	Requirement to file and maintain an effective registration statement for resale of ELOC shares.

Senior Convertible Notes

●	Principal amount of $2,173,913.04 per note, issued at an 8% original issue discount.

●	Aggregate cash proceeds of approximately $4,000,000 in respect of the two notes.

●	Interest: 7% per annum, guaranteed through maturity.

●	Conversion price: 120% of the lower of (i) closing price before signing or (ii) 5-day average closing price.

●	Maturity: 12 months from closing; monthly instalments begin two months after closing.

●	Change-of-control redemption at 110% of outstanding principal.

●	Obligation to maintain share reserve of 300% of shares required for conversion.

These arrangements provide additional financing flexibility but had no financial impact on the 2025 results, as they were executed after year-end.

Subsequent to December 31, 2025, the Company issued senior convertible notes to certain investor affiliates, resulting in aggregate gross cash proceeds of approximately $4.0 million, net of original issue discounts. The issuance of these notes occurred in February 2026.

In addition, during April and May 2026, the Company completed multiple drawdowns under the Equity Line of Credit, resulting in the issuance of ordinary shares to existing financing partners. These drawdowns generated aggregate gross cash proceeds of approximately $1.4 million. The shares were issued in accordance with the applicable VWAP-based pricing provisions and beneficial ownership limitations set forth in the ELOC agreements.

The ELOC drawdowns executed during April and May 2026 involved multiple existing financing partners, including Tumim Stone Capital LLC (“Tumim”) and Amiens Technology Investment LLC (“Amiens”).

Subsequent to year end, warrants previously issued to Alto Opportunity Master Fund SPC were exercised, resulting in the issuance of 1,573,000 ordinary shares for aggregate cash proceeds of approximately $0.9 million, at an exercise price of approximately $0.57 per share.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 17 - Subsequent Events (continued)

No additional warrants were issued to Alto Opportunity Master Fund SPC subsequent to December 31, 2025. The activity described above relates solely to the exercise of warrants that had been issued in prior periods.

As a result of these financing activities, the Company received aggregate cash proceeds of approximately $5.3 million after December 31, 2025.

Filing of Form F-1 Registration Statement

In early 2026, the Company prepared and filed a Form F-1 registration statement to register up to 8,800,000 ordinary shares for resale by existing financing partners Tumim, Amiens, 3i, LP, and Alto Opportunity Master Fund SPC. These shares comprise issuances under the ELOC purchase agreements and shares issuable upon conversion of senior convertible notes.

The Company will not receive proceeds from the resale of these shares, although it may receive future proceeds from discretionary drawdowns under the ELOC.

The registered shares include ordinary shares issued subsequent to year end pursuant to the ELOC, as well as shares issuable upon conversion of the senior convertible notes issued in February 2026.

The registered shares also include ordinary shares issued upon the exercise of warrants, including warrants exercised by Alto Opportunity Master Fund SPC subsequent to year end

New loan from major shareholder – Subsequent Event

Loan from Major Shareholder

Subsequent to December 31, 2025, the Company entered into additional unsecured term loan arrangements with existing shareholders, as provided below:

●	On March 25, 2026, the Company received an unsecured loan of GBP 1.0 million from Ms. Christina Byland;
●	On March 26, 2026, the Company received a further unsecured loan of GBP 136,000 from Dr. Nikolaus Senn; and
●	On May 7, 2026, the Company received a further unsecured loan of $195,000, jointly provided by Ms. Christina Byland ($130,000) and Dr. Nikolaus Senn ($65,000). These loans are unsecured and interest-bearing, and mature on March 25, 2027.

These loans are unsecured and interest-bearing, and mature on March 25, 2027.

The loan provides short-term liquidity to support the Company’s ongoing operations and strategic initiatives. Further details of the loan terms will be disclosed in the period in which the arrangement is outstanding.

This transaction represents a non-recognized subsequent event (Type II) under ASC 855, as it reflects conditions that did not exist as of December 31, 2025. Accordingly, no adjustments have been made to the accompanying consolidated financial statements.

All subsequent events described above occurred prior to the date the financial statements were authorized for issuance.

All of the events described above:

●	occurred after December 31, 2025, and

●	relate to new financing, governance, and market activities, and therefore are classified as non-recognized subsequent events. The financial statements for the year ended December 31, 2025 have not been adjusted for these items.